As filed with the Securities and Exchange
Commission on March 3, 2015

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 155

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 157
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 3rd day of March, 2015.

JOHN HANCOCK FUNDS II

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 3, 2015
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 3, 2015
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 3, 2015
Charles L. Bardelis

/s/ Craig Bromley*	Trustee	March 3, 2015
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 3, 2015
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 3, 2015
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 3, 2015
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 3, 2015
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	March 3, 2015
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 3, 2015
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 3, 2015
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	March 3, 2015
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	March 3, 2015
Gregory R. Russo

/s/ Warren A. Thomson*	Trustee	March 3, 2015
Warren A. Thomson

*By:	/s/ Thomas Dee
Thomas Dee Attorney-in-Fact
*Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 149 to the Trust’s Registration Statement on December 19, 2014

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document